Finance Expense - Additional Information (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of instruments with potential future dilutive effect not included in calculation of diluted earnings per share [line items]
Losses on warrant remeasurement	£ 12,648	£ 0	£ 0
Series A and Series B Warrants [Member]
Disclosure of instruments with potential future dilutive effect not included in calculation of diluted earnings per share [line items]
Losses on warrant remeasurement	£ 12,600